Document and Entity Information	Nov. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Amendment Flag	false
Entity Incorporation, State or Country Code	WA
Entity File Number	001-34654
Entity Tax Identification Number	91-1661606
Entity Address, Address Line One	425 Pike Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	624-7930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par or Stated Value Per Share	Common Stock, $1.00 par value per share
Trading Symbol	WAFD
Current Fiscal Year End Date	--09-30
Security Exchange Name	NASDAQ